STOCK-BASED COMPENSATION (Transactions During Fiscal 2018-Restricted Share Awards) (Details) - Restricted Share Award [Member] shares in Thousands	12 Months Ended
Jun. 27, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 28, 2017, number of restricted share awards | shares	814
Granted, number of restricted share awards | shares	466
Vested, number of restricted share awards | shares	(200)
Forfeited, number of restricted share awards | shares	(78)
Restricted share awards outstanding at June 27, 2018, number of restricted share awards | shares	1,002
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 28, 2017, weighted average fair value per award | $ / shares	$ 46.32
Granted, weighted average fair value per award | $ / shares	32.05
Vested, weighted average fair value per award | $ / shares	48.31
Forfeited, weighted average fair value per award | $ / shares	39.67
Restricted share awards outstanding at June 27, 2018, weighted average fair value per award | $ / shares	$ 39.80